General information	12 Months Ended
Dec. 31, 2023
General Information And Significant Events Of Period
General information
5.1 General information
5.1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a company focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs. The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. The Group has a strong track record, having advanced multiple vaccines from early R&D to approvals, and currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Group’s established commercial infrastructure. Revenues from the growing commercial business help fuel the continued advancement of the vaccine pipeline. This includes the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer, the world’s first vaccine against the chikungunya virus, as well as vaccine candidates against the Zika virus and other global public health threats.
VLA2001, the only inactivated whole-virus COVID-19 vaccine approved in Europe, was first commercialized in late 2021. Valneva suspended manufacturing of the vaccine in August 2022 and inventories were fully written down as of December 31, 2022. In order to save additional costs linked to the vaccine including license fees, Valneva requested the withdrawal of VLA2001’s marketing authorization in Europe. The withdrawal was accepted by EMA and became effective on December 1, 2023.
As at December 31, 2023, the Group’s portfolio includes three commercial vaccines:
▪IXIARO (also marketed as JESPECT), indicated for the prevention of Japanese encephalitis;
▪DUKORAL, indicated for the prevention of cholera, and, in some countries, prevention of diarrhea caused by enterotoxigenic Escherichia coli; and
▪IXCHIQ, Valneva’s single-shot chikungunya vaccine.
The Company is registered at 6 rue Alain Bombard, 44800 Saint-Herblain, France. Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada and the United States and over 700 employees in total.
Valneva SE is a public company listed on the Euronext Paris (symbol: VLA) and on the The Nasdaq Global Select Market (symbol: VALN) since May 2021.
Significant events of the period and significant agreements
Divestment of CTM Unit in Solna, Sweden
Valneva decided to divest its Clinical Trial Manufacturing (CTM) unit in Solna. The Company completed a business transfer agreement with NorthX Biologics, an established contract development and manufacturing organization (CDMO), with over 30 years of Good Manufacturing Practices (GMP) production experience. Their ownership of the unit took effect on July 1, 2023. Valneva maintains the manufacturing site in Sweden where the DUKORAL vaccine is manufactured and filled. The deal comprised Valneva’s CTM production equipment and approximately 30 staff members in Sweden, including the existing Valneva Sweden Site Head. The CTM business continues to utilize the existing premises in Solna. Valneva Sweden is sub-leasing the premises to NorthX Biologics and provides services in Facility Management, Engineering and Warehousing. Valneva is considering this sub-lease as an operational lease. A loss of €1.4 million from the divestment of the CTM Unit in Solna is included in the “Miscellaneous income/(expenses), net” (see Note 5.8).
Extension of existing loan agreement by $100 million (€90 million)
On August 16, 2023, Valneva entered into an agreement to increase the principal amount of its existing $100 million (€90 million) senior secured loan agreement with funds managed by leading U.S. healthcare investment firms Deerfield Management Company and OrbiMed (“the D&O Loan Agreement”). The add-on loan facility has a three-year interest-only period and will mature in the third quarter of 2028. The loan interest rate remains unchanged. The increased funding will be used to further invest in research and development (R&D), as well as continued market access preparation and commercialization of Valneva’s chikungunya vaccine (see Note 5.24).
Sale of BliNK equity interest
On September 8, 2023, the Company sold its 48.9% equity interest in BliNK Biomedical SAS, Marseille, which had been classified as an asset held for sale since June 30, 2022 (see Note 5.21).
Purchase of the office building in Vienna (VBC3)
On October 31, 2023, the Company acquired VBC 3 Errichtungs GmbH, Vienna, the legal entity that owns the Vienna building occupied by Valneva, which was previously leased. The acquisition price net of the entity’s cash is €11.0 million. For more information please refer to Note 5.1.2.
U.S. FDA Approval of World’s First Chikungunya Vaccine, IXCHIQ
On November 10, 2023, Valneva’s single-shot chikungunya vaccine candidate VLA1553 received approval from the U.S. Food and Drug Administration (FDA) under the brand name IXCHIQ. In the U.S., the vaccine is indicated for the prevention of disease caused by the chikungunya virus (CHIKV) in individuals 18 years of age and older who are at increased risk of exposure to CHIKV.
EMA accepts Chikungunya vaccine Marketing Authorization Application for accelerated assessment
The European Medicines Agency (EMA) performed a technical validation of the Marketing Authorization Application (MAA) for Valneva’s single-shot chikungunya vaccine candidate VLA1553 and determined that all essential regulatory elements required for scientific assessment were included in the application. The MAA was granted accelerated assessment in November 2023 by EMA’s Committee for Medicinal Products for Human Use (CHMP) based on the vaccine candidate’s “major interest for public health and therapeutic innovation”.
Change in the Company’s governance structure
On December 20, 2023, the Company’s shareholders approved a transition from the Company’s two-tier governance model with a Supervisory Board and Management Board to a one-tier governance model led by a Board of Directors. This transition was effective on December 20, 2023. For convenience, references in these Notes to the “Board” should be interpreted to refer to the Supervisory Board or Board of Directors, as applicable.
The Executive Committee comprises the Company’s former Management Board and in addition, since January 1, 2024, the Company’s Chief Operating Officer and Chief People Officer. The Company’s Board of Directors also changed the name of the Board’s Audit and Risk Committee to the Audit, Compliance and Risk Committee in connection with the governance change, and for convenience these Notes refer to this committee as the Audit Committee.
5.1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			December 31, 2023	December 31, 2022
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	—%
The closing date for the consolidated financial statements is December 31 of each year.
The Company’s site in Saint-Herblain includes general and administrative functions as well as research and development facilities. Valneva SE has a site in Lyon which operates commercial activities.
Vaccines Holdings Sweden AB, located in Solna, Sweden, is the holding company of Valneva Sweden AB, also located in Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO and third-party products such as Moskito Guard and other vaccines in the Nordic countries.
Valneva Austria GmbH, located in Vienna, Austria, focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. Valneva Austria GmbH commercializes IXIARO, DUKORAL, VLA2001 and third-party products such as FLUCELVAX TETRA, FLUAD, Moskito Guard, Rabipur/RabAvert and Encepur.
Valneva Canada Inc., located in Kirkland, Canada, commercializes IXIARO, DUKORAL and third-party products such as KAMRAB and Rabipur.
Valneva France SAS, located in Lyon, France, commercializes IXIARO, DUKORAL and third-party products such as PreHevbri, Rabipur and Encepur.
Valneva Scotland Ltd., located in Livingston, Scotland (United Kingdom) is primarily involved in the production of IXIARO and Valneva's new chikungunya vaccine IXCHIQ. Valneva Scotland Ltd. was also executing the production of VLA2001 prior to suspension of its manufacturing.
Valneva UK Ltd., located in Fleet, England (United Kingdom), commercializes DUKORAL, IXIARO and third-party products such as PreHevbri, Rabipur in the United Kingdom.
Valneva USA, Inc., located in Bethesda, Maryland (USA), focuses on the commercialization of IXIARO to the U.S. military and the U.S. private market.
Acquisition of VBC 3 Errichtungs GmbH (VBC3)
On October 31, 2023, the Group acquired 100% of the equity of VBC 3 Errichtungs GmbH, located in Vienna, Austria, whereby Valneva SE purchased 6% and Valneva Austria GmbH 94% of the equity. VBC3 owns the building in which Valneva Austria GmbH carries out central administrative and R&D activities. Formerly the building was under a finance lease. The purchase was treated as an acquisition of a group of assets, and the cost of the group was allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase.
The following table summarizes the recognised amounts of identifiable net assets based on their relative fair values at the acquisition date which was determined as October 1, 2023 as per contract details:

in € thousand	October 1, 2023
Cash	1,003
Property, Plant & Equipment	22,373
Loans and borrowings	(11,296)
Other liabilities	(126)
TOTAL IDENTIFIABLE NET ASSETS	11,955
The fair value of the consideration transferred, excluding the entity’s cash of €1.0 million, was €11.0 million and was settled in cash. Acquisition-related costs were of minor relevance and are not included as part of consideration transferred. They have been recognised as an expense in the consolidated statement of profit or loss, as part of other expenses.